Schedule of cumulative foreign exchange losses recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning balance, value	$ 59,876	$ 74,215
Recognized in Other comprehensive income	(2,606)	(14,164)
Reclassified to the statement of income - occurred exports	3,028	2,753
Reclassified to the statement of income - exports no longer expected to occur		361
Ending balance, value	69,812	59,876
Tax Effect [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	12,667	6,977
Recognized in Other comprehensive income	1,343	7,296
Reclassified to the statement of income - occurred exports	(1,557)	(1,419)
Reclassified to the statement of income - exports no longer expected to occur		(187)
Ending balance, value	12,453	12,667
Reserve of exchange differences on translation [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(37,257)	(20,517)
Recognized in Other comprehensive income	(3,949)	(21,460)
Reclassified to the statement of income - occurred exports	4,585	4,172
Reclassified to the statement of income - exports no longer expected to occur		548
Ending balance, value	$ (36,621)	$ (37,257)